Cash from operations (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Income before taxation	$ 25.8	$ 101.0	[1]	$ 143.0	$ 192.0	[1]
Adjustments:
(Loss)/income from discontinued operations before taxation	(1.7)	(33.3)		1.1	(55.2)
Depreciation of property, plant and equipment	51.1	77.8		101.9	156.4
Amortization of intangible assets	5.1	11.2		10.1	22.0
Amortization of prepaid site rent	1.0	0.6		1.9	1.3
Net impairment loss of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	47.5	1.7		80.4	3.6
Net impairment (reversal)/loss of withholding tax receivables	(4.9)	(0.5)		0.6	(12.9)
Impairment of inventory	2.2	0.2		3.4	0.4
Net gain on disposal of property, plant and equipment and right-of-use assets	(1.9)	(2.2)		(3.4)	(1.0)
Sharebased payment and long-term employee benefit expenses	57.6	8.5		99.0	14.0
Net loss allowance on trade receivables	0.8	1.4		5.3	1.8
Gain on disposal of subsidiary	(20.0)			(20.0)
Finance income	(52.5)	(35.6)		(172.9)	(56.1)
Finance costs	117.0	114.3		235.9	228.7
Insurance claim income	(0.1)	(0.2)		(0.1)	(0.3)
Operating income before working capital changes	227.0	244.9		486.2	494.7
Changes in working capital
(Increase)/decrease in inventory	(7.4)	4.1		(5.4)	(10.1)
Decrease/(increase) in trade and other receivables	10.7	(41.6)		(23.6)	(31.2)
(Decrease)/increase in trade and other payables	(28.2)	47.4		(10.2)	17.6
Net movement in working capital	(24.9)	9.9		(39.2)	(23.7)
Cash from operations	202.1	254.8		447.0	471.0
Discontinued operations
Cash flows from operating activities
Income before taxation	$ (1.7)	$ (33.3)		$ 1.1	$ (55.2)

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information